Short-term borrowings and long-term debt - Summary of Short-Term Borrowings and Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	¥ 1,914,934	¥ 1,976,553
Long-term debt
Long-term loans	1,074,060	693,603
Unsecured bonds	349,332	189,608
Unsecured zero coupon convertible bonds		26,495
Lease liabilities	532,246	465,349
Total	1,955,638	1,375,055
Less — Portion due within one year	187,942	171,409
Non-current portion of non-current borrowings	¥ 1,767,696	¥ 1,203,646
Short-term borrowings [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	1.89%	0.18%
Long-term loans [member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2023	2022
Long-term loans [member] | Top of range [member]
Long-term debt
Borrowings, maturity	2056	2056
Long-term loans [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	1.70%	0.70%
Unsecured Bonds [Member] | Bottom of range [member]
Long-term debt
Borrowings, maturity	2023	2022
Unsecured Bonds [Member] | Top of range [member]
Long-term debt
Borrowings, maturity	2029	2029
Unsecured Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	0.30%	0.25%
Lease liabilities [member] | Weighted average [member]
Long-term debt
Borrowings, interest rate	2.35%	2.10%
Unsecured Zero Coupon Convertible Bonds [Member]
Long-term debt
Borrowings, maturity		2022
Unsecured Zero Coupon Convertible Bonds [Member] | Weighted average [member]
Long-term debt
Borrowings, interest rate		0.00%